SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting [Abstract]
Clinical trials and other payments to R&D-related service providers	$ 442		$ 497		$ 598		$ 1,131		$ 1,893		$ 2,480
Payroll and related expenses, other than share-based compensation									2,385		1,199
Share-based compensation expenses	37		32		58		64		5,862		130
R&D payroll and related expenses, other than share-based compensation	485		216		854		476
R&D share-based compensation expenses	0		19		0		38
G&A payroll and related expenses, other than share-based compensation	407		151		739		280
G&A share-based compensation expenses	37		13		58		26
G&A Professional services	586		369		1,111		448
Depreciation expenses	3		7		7		15		25		45
Other segment expenses	324	[1]	113	[1]	567	[1]	221	[1]	2,406	[2]	827	[2]
Operating loss	2,284		1,385		3,934		2,635		12,571		4,681
Interest income	(44)		(6)		(46)		(25)		(28)		(153)
Interest expense	0		0		11		0		(27)		0
Other financing expense (income), net	260		108		336		295		3,939		548
Income tax expense continuing operations	3	[3]	2		3	[3]	7		10		32
Net loss	2,503		1,489		4,238		2,912		16,519		5,108
Segment assets	5,797		2,315		5,797		2,315		2,863		5,256
Expenditures for segment assets	0		0		(7)		(6)		(22)		(12)
Segment liabilities	$ 5,677		$ 2,372		$ 5,677		$ 2,372		$ 6,852		$ 2,255

[1]	Other segment expenses include mainly general and administrative-related expenses, such as office lease expenses and maintenance and HR expenses.
[2]	Other segment expenses include mainly general and administrative-related expenses, such as payments to advisors and consultants, office lease expenses and maintenance, HR and legal expenses.
[3]	Represents an amount less than $1